Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Warranty reserve	$ 568	$ 564	$ 1,260
Compensation and benefits	3,882	3,100	2,893
VAR commissions	789	520	0
Professional services	1,629	2,907	1,101
Marketing and advertising	634	780	46
Other	930	297	460
Total accrued expenses	$ 8,432	$ 8,168	$ 5,760